Note 25 - Supplemental Cash Flow Information - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Unrealized foreign exchange loss (gain) and other	$ 659	$ (2,457)
Unrealized loss from marketable securities and silver futures derivatives	4,435	2,600
	5,094	143
Decrease in trade and other receivables	771	1,616
Increase in value added taxes receivable	(17,173)	(5,505)
Decrease in inventories	2,015	2,646
Decrease (increase) in prepaid expenses and other	549	(743)
Decrease in income taxes payable	(941)	(4,081)
(Decrease) increase in trade and other payables	(6,388)	1,648
	(21,167)	(4,419)
Transfer of share-based payments reserve upon exercise of options	967	1,867
Settlement of liabilities	(500)	(500)
	$ 467	$ 1,367